Pay vs Performance Disclosure	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2020	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as calculated in accordance with applicable SEC rules) and certain financial performance of our Company, as well as certain other information.

											Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for first PEO(1)	Summary Compensation Table Total for second PEO(2)	Summary Compensation Table Total for third PEO(3)	Summary Compensation Table Total for fourth PEO(4)	Compensation Actually Paid to first PEO(5)	Compensation Actually Paid to second PEO(5)	Compensation Actually Paid to third PEO(5)	Compensation Actually Paid to fourth PEO(5)	Average Summary Compensation Table Total for Non-PEO NEOs(6)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Total Shareholder Return	Peer Group Total Shareholder Return(7)	Net Income (in millions)	Adjusted EBITDA Margin(8)

2024	6,086,917	1,582,738	N/A	N/A	(6,293,983)	1,665,059	N/A	N/A	1,161,167	1,190,721	102.27	205.72	39.0	19.2%

2023	5,715,278	N/A	N/A	N/A	4,384,579	N/A	N/A	N/A	1,112,781	1,000,437	102.29	147.20	37.5	19.3%

2022	6,544,281	N/A	N/A	N/A	1,486,682	N/A	N/A	N/A	1,035,880	283,340	122.04	113.39	98.4	23.2%

2021	5,331,977	N/A	N/A	N/A	10,074,669	N/A	N/A	N/A	1,223,075	2,387,841	234.57	123.43	104.6	24.6%

2020	2,227,500	N/A	2,188,050	1,533,991	2,923,629	N/A	597,049	2,078,775	1,165,507	1,323,008	118.24	112.22	14.2	23.2%

(1)
Josef Matosevic joined the Company in June 2020.
(2)
Sean Bagan was appointed as interim CEO in July 2024.
(3)
Wolfgang Dangel served as CEO up until separating from the Company in April 2020.
(4)
Tricia Fulton was interim CEO for the period from April 2020 to June 2020.
(5)
The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(6)
The Non-PEO NEOs are comprised of: 2024 - Marc Greenberg, Matteo Arduini and Lee Wichlacz; 2023 – Sean Bagan, Tricia Fulton (resigned in August 2023), Matteo Arduini, Lee Wichlacz, Jason Morgan (resigned in March 2023) and Marc Greenberg; 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021); 2020 - Matteo Arduini, Melanie Nealis (resigned in March 2022), Jinger McPeak (separated in April 2021) and Raj Menon (separated in September 2020).
(7)
The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the performance graph and most closely aligns with our line of business.
(8)
Adjusted EBITDA margin was selected as the Company-Selected Measure. A detailed adjusted EBITDA margin description and reconciliation can be found within our Q4 2024 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 24, 2025.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote
(6)
The Non-PEO NEOs are comprised of: 2024 - Marc Greenberg, Matteo Arduini and Lee Wichlacz; 2023 – Sean Bagan, Tricia Fulton (resigned in August 2023), Matteo Arduini, Lee Wichlacz, Jason Morgan (resigned in March 2023) and Marc Greenberg; 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021); 2020 - Matteo Arduini, Melanie Nealis (resigned in March 2022), Jinger McPeak (separated in April 2021) and Raj Menon (separated in September 2020).

Peer Group Issuers, Footnote
(7)
The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the performance graph and most closely aligns with our line of business.

Adjustment To PEO Compensation, Footnote

The following table reconciles the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2024			2023		2022		2021		2020

	First PEO	Second PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	First PEO	Second PEO	Third PEO	Average Non- PEO NEOs

Summary Compensation Table Total	6,086,917	1,582,738	1,161,167	5,715,278	1,112,781	6,544,281	1,035,880	5,331,977	1,223,075	2,227,500	2,188,050	1,533,991	1,165,507

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(5,414,714)	(812,979)	(626,686)	(4,445,378)	(578,361)	(4,989,614)	(528,649)	(2,135,026)	(426,655)	(1,188,548)	(950,066)	(694,112)	(493,238)

Addition for the fair value of equity awards granted and vested in the current year	789,772	60,195	125,689	—	—	—	—	—	—	—	—	—	—

Addition for year-end fair value of equity awards granted in the current year and unvested as of the end of the current year	—	837,671	572,199	3,604,146	464,664	3,517,429	362,285	4,104,868	503,846	1,884,677	—	1,008,108	571,465

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year (from prior year-end to year-end)	—	(1,426)	(3,231)	(745,509)	(21,906)	(1,918,378)	(194,346)	2,555,350	827,017	—	—	273,433	122,384

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year (from prior year-end to vesting date)	(69,485)	(1,140)	(38,417)	256,042	23,259	(1,667,036)	(391,830)	217,500	326,594	—	(53,694)	(42,645)	(18,740)

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	(7,686,472)	—	—	—	—	—	—	—	(66,036)	—	(587,241)	—	(24,370)

Compensation Actually Paid	(6,293,983)	1,665,059	1,190,721	4,384,579	1,000,437	1,486,682	283,340	10,074,669	2,387,841	2,923,629	597,049	2,078,775	1,323,008

Non-PEO NEO Average Total Compensation Amount					$ 1,161,167	$ 1,112,781	$ 1,035,880	$ 1,223,075	$ 1,165,507
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,190,721	1,000,437	283,340	2,387,841	1,323,008
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2024			2023		2022		2021		2020

	First PEO	Second PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	First PEO	Second PEO	Third PEO	Average Non- PEO NEOs

Summary Compensation Table Total	6,086,917	1,582,738	1,161,167	5,715,278	1,112,781	6,544,281	1,035,880	5,331,977	1,223,075	2,227,500	2,188,050	1,533,991	1,165,507

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(5,414,714)	(812,979)	(626,686)	(4,445,378)	(578,361)	(4,989,614)	(528,649)	(2,135,026)	(426,655)	(1,188,548)	(950,066)	(694,112)	(493,238)

Addition for the fair value of equity awards granted and vested in the current year	789,772	60,195	125,689	—	—	—	—	—	—	—	—	—	—

Addition for year-end fair value of equity awards granted in the current year and unvested as of the end of the current year	—	837,671	572,199	3,604,146	464,664	3,517,429	362,285	4,104,868	503,846	1,884,677	—	1,008,108	571,465

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year (from prior year-end to year-end)	—	(1,426)	(3,231)	(745,509)	(21,906)	(1,918,378)	(194,346)	2,555,350	827,017	—	—	273,433	122,384

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year (from prior year-end to vesting date)	(69,485)	(1,140)	(38,417)	256,042	23,259	(1,667,036)	(391,830)	217,500	326,594	—	(53,694)	(42,645)	(18,740)

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	(7,686,472)	—	—	—	—	—	—	—	(66,036)	—	(587,241)	—	(24,370)

Compensation Actually Paid	(6,293,983)	1,665,059	1,190,721	4,384,579	1,000,437	1,486,682	283,340	10,074,669	2,387,841	2,923,629	597,049	2,078,775	1,323,008

Compensation Actually Paid vs. Total Shareholder Return

The charts below present the relationship between the PEOs' and average other NEOs’ CAP to the Company and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous five years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.

Compensation actually paid to PEOs presented in the charts combine the full year compensation of our two PEOs for the 2024 and three PEOs for the 2020 year even though they only served a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year. For 2024, compensation included special retention awards given due to the CEO transition.

The relationship between CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end stock price has fluctuated over the past five years as follows: $53.29 in 2020, $105.17 in 2021, $54.44 in 2022, $45.35 in 2023, and $44.98 in 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The charts below present the relationship between the PEOs' and average other NEOs’ CAP to the Company and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous five years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.

Compensation actually paid to PEOs presented in the charts combine the full year compensation of our two PEOs for the 2024 and three PEOs for the 2020 year even though they only served a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year. For 2024, compensation included special retention awards given due to the CEO transition.

The relationship between CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end stock price has fluctuated over the past five years as follows: $53.29 in 2020, $105.17 in 2021, $54.44 in 2022, $45.35 in 2023, and $44.98 in 2024.

Tabular List, Table	The following table lists the four unranked financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs to our performance:

Most Important Performance Measures

Adjusted EBITDA Margin

Revenue Growth

Adjusted Free Cash Flow Margin

Adjusted Non-GAAP Diluted EPS

Total Shareholder Return Amount					$ 102.27	102.29	122.04	234.57	118.24
Peer Group Total Shareholder Return Amount					205.72	147.2	113.39	123.43	112.22
Net Income (Loss)					$ 39,000,000	$ 37,500,000	$ 98,400,000	$ 104,600,000	$ 14,200,000
Company Selected Measure Amount					0.192	0.193	0.232	0.246	0.232
Stock Price | $ / shares					$ 44.98	$ 45.35	$ 54.44	$ 105.17	$ 53.29
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA Margin
Non-GAAP Measure Description					Adjusted EBITDA margin was selected as the Company-Selected Measure. A detailed adjusted EBITDA margin description and reconciliation can be found within our Q4 2024 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 24, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name					Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name					Adjusted Free Cash Flow Margin
Measure:: 4
Pay vs Performance Disclosure
Name					Adjusted Non-GAAP Diluted EPS
Josef Matosevic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,086,917	$ 5,715,278	$ 6,544,281	$ 5,331,977	$ 2,227,500
PEO Actually Paid Compensation Amount					(6,293,983)	4,384,579	1,486,682	10,074,669	2,923,629
PEO Name		Josef Matosevic
Sean Bagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,582,738
PEO Actually Paid Compensation Amount					1,665,059
PEO Name	Sean Bagan
Wolfgang Dangel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									2,188,050
PEO Actually Paid Compensation Amount									597,049
PEO Name			Wolfgang Dangel
Tricia Fulton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									1,533,991
PEO Actually Paid Compensation Amount									2,078,775
PEO Name				Tricia Fulton
PEO | Josef Matosevic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,414,714)	(4,445,378)	(4,989,614)	(2,135,026)	(1,188,548)
PEO | Josef Matosevic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	3,604,146	3,517,429	4,104,868	1,884,677
PEO | Josef Matosevic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(745,509)	(1,918,378)	2,555,350	0
PEO | Josef Matosevic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					789,772	0	0	0	0
PEO | Josef Matosevic [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(69,485)	256,042	(1,667,036)	217,500	0
PEO | Josef Matosevic [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,686,472)	0	0	0	0
PEO | Sean Bagan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(812,979)
PEO | Sean Bagan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					837,671
PEO | Sean Bagan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,426)
PEO | Sean Bagan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					60,195
PEO | Sean Bagan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,140)
PEO | Sean Bagan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Wolfgang Dangel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(950,066)
PEO | Wolfgang Dangel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Wolfgang Dangel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Wolfgang Dangel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Wolfgang Dangel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(53,694)
PEO | Wolfgang Dangel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(587,241)
PEO | Tricia Fulton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(694,112)
PEO | Tricia Fulton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									1,008,108
PEO | Tricia Fulton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									273,433
PEO | Tricia Fulton [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Tricia Fulton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(42,645)
PEO | Tricia Fulton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(626,686)	(578,361)	(528,649)	(426,655)	(493,238)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					572,199	464,664	362,285	503,846	571,465
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,231)	(21,906)	(194,346)	827,017	122,384
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					125,689	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(38,417)	23,259	(391,830)	326,594	(18,740)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ (66,036)	$ (24,370)